Interim Condensed Consolidated Statement of Income (Loss) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Operating income
Revenues	€ 0	€ 0
Other income	7,062	7,283
Total income	7,062	7,283
Operating expenses
Cost of goods sold	0	0
Research and development	(52,238)	(49,946)
Sales and marketing	(8,327)	(9,728)
General and administrative	(25,825)	(21,135)
Total expenses	(86,389)	(80,809)
Operating (loss)	(79,327)	(73,526)
Financial revenues	491	1,813
Financial expenses	(966)	(360)
Financial (loss) profit	(475)	1,452
Income tax	(8)
Net (loss)	€ (79,810)	€ (72,074)
Basic and diluted earnings per share (€/share)	€ (2.43)	€ (2.60)